INTEREST EXPENSE	12 Months Ended
Dec. 31, 2013
INTEREST EXPENSE.
INTEREST EXPENSE

22. INTEREST EXPENSE

Interest expense for the years ended December 31, 2011, 2012 and 2013 consist of:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Interest on loans	18,371	20,017	19,091
Accrued interest on unrecognized tax benefits (Note 13)	457	576	68
Amortization of debt issuance costs	19	191	175
Interest to original shareholders of acquired subsidiaries	2,503	1,126	240
Interest on loans from third parties	2,567	4,757	1,683
Bank charges	672	1,340	1,067
Others	168	63	244
Total	24,757	28,070	22,568